CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,366		$ 387		$ 176
Net loss from discontinued operations			84		68
Net income from continuing operations	1,366		471		244
Adjustments required to reconcile net income from continuing operations to net cash provided by (used in) operating activities:
Loss (gains) on sale of available-for-sale marketable securities	6		(2)		(38)
Capital gain on sale of investment			(78)
Depreciation and amortization	393		447		489
Deferred income taxes, net	(340)		2		2
Employees and non-employees stock-based compensation	44		67		99
Transaction with principal shareholder			30
Accrued severance pay, net	(1)		(110)		(51)
Decrease (increase) in trade receivables, net	(212)		397		(470)
Decrease (increase) in other accounts receivable and prepaid expenses	(178)		76		233
Change in lease deposits	2	[1]	24	[1]	6	[1]
Increase (decrease) in trade payables	(47)		21		(106)
Increase (decrease) in accrued expenses and other liabilities	144		269		(184)
Decrease in deferred revenues	(377)		(427)		(289)
Increase (decrease) in restricted cash	7		(45)
Net cash provided by (used in) operating activities from continuing operations	807		1,142		(65)
Cash flows from investing activities:
Proceeds from sale of affiliate			90
Purchase of property and equipment	(188)		(87)		(87)
Proceeds from sale of property and equipment	2		9
Investment in available-for-sale marketable securities	(74)		(49)		(170)
Proceeds from sale of available-for-sale marketable securities	71		40		261
Loans granted to employees					12
Net cash provided by (used in) investing activities	(189)		3		16
Cash flows from financing activities:
Proceeds from exercise of stock options	303
Net cash provided by financing activities	303
Increase (decrease) in cash and cash equivalents	921		1,145		(49)
Cash and cash equivalents at the beginning of the year	3,269		2,124		2,173
Cash and cash equivalents at the end of the year	4,190		3,269		2,124
Cash paid during the year for:
Income taxes	$ 1,210		$ 8		$ 15

[1]	Reclassified